UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21257

                   MERCANTILE ALTERNATIVE STRATEGIES FUND, LLC
               (Exact name of registrant as specified in charter)
                                    --------


                                Two Hopkins Plaza
                               Baltimore, MD 21201
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Funds Services
                             1 Freedom Valley Drive
                                 Oaks, PA 18074
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-410-237-5223

                     DATE OF FISCAL YEAR END: MARCH 31, 2006

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2005




















ITEM 1.  REPORTS TO STOCKHOLDERS.

MERCANTILE ALTERNATIVE
STRATEGIES FUND LLC
SEMI-ANNUAL REPORT (UNAUDITED)
SEPTEMBER 30, 2005

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
CONTENTS
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

                                                                         PAGE(S)

FINANCIAL STATEMENTS (UNAUDITED)

Schedule of Investments........................................................3

Statement of Assets and Liabilities............................................5

Statement of Operations........................................................6

Statements of Changes in Members' Capital......................................7

Statement of Cash Flows........................................................8

Financial Highlights...........................................................9

Notes to Financial Statements.................................................10

Liquidity of Investment Funds.................................................16

Report of Special Meeting of Members..........................................17

Other Information.............................................................18

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

                  INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL
                             INVESTMENTS (UNAUDITED)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]


Event-Driven                            15%
Long/Short - Highly Hedged              29%
Long/Short - Long Biased                24%
Long/Short - Variable Exposure          12%
Relative Value                          20%
--------------------------------------------------------------------------------

INVESTMENTS                                             COST             VALUE       % OF NET ASSETS
INVESTMENT FUNDS
EVENT-DRIVEN
    Centaurus Alpha Fund, L.P.                      $  2,000,000     $  2,222,771             4.40%
    Fir Tree Value Fund, L.P.                          1,500,000        1,753,011             3.47
    LC Capital Partners, L.P.                          1,647,224        2,484,609             4.92
    Perry Partners, L.P.                               1,200,000        1,367,818             2.71
                                                    ------------     ------------     ------------
             Total Event-Driven                        6,347,224        7,828,209            15.50
LONG/SHORT - HIGHLY HEDGED
    CCM Small Cap Value Fund, L.P.                     1,837,687        2,573,764             5.10
    Criterion Institutional Partners                   1,500,000        1,701,745             3.37
    Front Point Value Discovery Fund                   2,000,000        2,325,222             4.60
    Pennant Winward Fund, L.P.                         1,600,000        1,770,197             3.50
    Spring Point Opportunity Fund, L.P.                2,000,000        2,151,538             4.26
    Tracer Capital Partners QP, L.P.                   1,000,000        1,331,914             2.64
    Triatto Partners QP, L.P.                            500,000          507,644             1.01
    Walker Smith Capital, L.P.                         2,000,000        2,672,384             5.29
                                                    ------------     ------------     ------------
             Total Long/Short - Highly Hedged         12,437,687       15,034,408            29.77
LONG/SHORT - LONG BIASED
    Clovis Capital Partners Institutional, L.P.        2,000,000        2,200,818             4.36
    KBW Small Cap Financial Services, L.P.             2,000,000        2,292,124             4.54
    Mercury Special Situations Fund*                   1,000,000        1,294,837             2.56
    Newcastle Partners, L.P.                           1,961,110        2,434,383             4.82
    Rosehill Saisei Fund, L.P.                         1,100,000        1,311,283             2.60
    SEG Partners                                       2,063,660        2,566,453             5.08
                                                    ------------     ------------     ------------
             Total Long/Short - Long Biased           10,124,770       12,099,898            23.96

*     Security held as collateral for open line of credit, see Note 7.

    The accompanying notes are an integral part of the financial statements.

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2005

------------------------------------------------------------------------------------------------------

INVESTMENTS (CONTINUED)                                   COST             VALUE       % OF NET ASSETS
INVESTMENT FUNDS (CONTINUED)
LONG/SHORT - VARIABLE EXPOSURE
    Amici Qualified Associates, L.P.                  $  1,800,000     $  1,924,777             3.81%
    Delta Institutional, L.P.                            1,566,444        3,112,127             6.16
    Rosehill Japan Fund, L.P.                            1,000,000        1,066,914             2.11
    Savannah Baltimore, L.P.                             1,000,000        1,016,956             2.01
                                                      ------------     ------------     ------------
             Total Long/Short - Variable Exposure        5,366,444        7,120,774            14.09
RELATIVE VALUE
    Bridgewater Pure Alpha Fund I, L.P.                  2,000,000        2,085,898             4.13
    Cohanzick High Yield Partners, L.P.                  1,953,525        2,479,014             4.91
    Drake Absolute Return Fund, L.P.                     1,250,000        1,339,420             2.65
    Grossman Global Macro Hedge Fund                     1,250,000        1,251,120             2.48
    Wexford Spectrum L.P.                                1,500,000        1,568,772             3.10
                                                      ------------     ------------     ------------
             Total Relative Value                        7,953,525        8,724,224            17.27
                                                      ------------     ------------     ------------
             Total Investments                        $ 42,229,650     $ 50,807,513           100.59%
                                                      ============     ============     ============

The aggregate cost of investments for tax purposes was $42,229,650. Net unrealized appreciation on investments for tax purposes was $8,577,863 consisting of $8,577,863 of gross unrealized appreciation and $0 of gross unrealized depreciation.

The investments in Investment Funds shown above, representing 100.59% of members' capital, have been valued in accordance with procedures established by the Board of Directors.

    The accompanying notes are an integral part of the financial statements.

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

ASSETS
Investments, at value (cost $42,229,650)                           $ 50,807,513
Cash and cash equivalents                                                19,929
Restricted cash (see note 2)                                            487,986
Prepaid investments                                                     750,000
Receivable from fund investments sold                                   190,072
Dividends receivable                                                        211
Prepaid expenses                                                         36,603
                                                                   ------------
             Total assets                                            52,292,314
                                                                   ------------
LIABILITIES
Line of credit payable                                                  750,000
Note payable for tender offer                                           487,986
Incentive fee payable                                                   245,272
Management fee payable                                                  158,510
Administration fee payable                                               25,051
Other accrued expenses                                                  117,967
                                                                   ------------
             Total liabilities                                        1,784,786
                                                                   ------------
             Net assets                                            $ 50,507,528
                                                                   ============
MEMBERS' CAPITAL
Capital                                                            $ 41,956,496
Accumulated net investment loss                                      (3,574,011)
Accumulated net realized gain on investments                          3,547,180
Net unrealized appreciation on investments                            8,577,863
                                                                   ------------
             Members' capital                                      $ 50,507,528
                                                                   ============

    The accompanying notes are an integral part of the financial statements.

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
STATEMENT OF OPERATIONS (UNAUDITED)
SIX MONTHS ENDED SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend income                                                     $    27,310
                                                                    -----------

EXPENSES
Management fees                                                         320,203
Incentive fees                                                          245,272
Administration fees                                                     176,502
Member servicing fees                                                    59,491
Professional fees                                                        75,430
Directors fees and expenses                                              40,436
Line of credit fees                                                      16,816
Printing fees                                                             3,805
Custodian fees                                                            2,533
Registration fees                                                           800
Other expenses                                                           19,441
                                                                    -----------
             Total expenses                                             960,729
Administration fees waived                                             (125,837)
Member servicing fees waived                                            (59,491)
                                                                    -----------
             Net expenses                                               775,401
                                                                    -----------
             Net investment loss                                       (748,091)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments                                        240,538
Net change in unrealized appreciation on investments                  2,715,841
                                                                    -----------
             Net realized and unrealized gain on investments          2,956,379
                                                                    -----------
Net increase in members' capital from operating activities          $ 2,208,288
                                                                    ===========

    The accompanying notes are an integral part of the financial statements.


MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
------------------------------------------------------------------------------------------------------------

                                                              MANAGING      LIMITED INTEREST
                                                               MEMBER            MEMBERS            TOTAL
FOR THE YEAR ENDED MARCH 31, 2005

FROM OPERATING ACTIVITIES
Net investment loss                                         $     (2,267)     $ (1,344,945)     $ (1,347,212)
Net realized gain on investments                                   7,179         3,687,337         3,694,516
Net change in unrealized appreciation
on investments                                                       437           224,619           225,056
                                                            ------------      ------------      ------------
             Net increase in members' capital
             from operating activities                             5,349         2,567,011         2,572,360
                                                            ------------      ------------      ------------
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from sales of Interests                                      --         2,287,000         2,287,000
Costs of Interests repurchased                                  (116,524)       (3,887,607)       (4,004,131)
                                                            ------------      ------------      ------------
             Net decrease in members' capital
             from capital transactions                          (116,524)       (1,600,607)       (1,717,131)
                                                            ------------      ------------      ------------
MEMBERS' CAPITAL
Balance at March 31, 2004                                        111,175        49,249,209        49,360,384
                                                            ------------      ------------      ------------
Balance at March 31, 2005                                   $         --      $ 50,215,613      $ 50,215,613
                                                            ------------      ------------      ------------

FOR THE SIX-MONTHS ENDED SEPTEMBER 30, 2005 (UNAUDITED)

FROM OPERATING ACTIVITIES
Net investment loss                                         $         --      $   (748,091)     $   (748,091)
Net realized gain on investments                                      --           240,538           240,538
Net change in unrealized appreciation
on investments                                                        --         2,715,841         2,715,841
                                                            ------------      ------------      ------------
             Net increase in members' capital
             from operating activities                                --         2,208,288         2,208,288
                                                            ------------      ------------      ------------
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from sales of Interests                                      --         2,963,000         2,963,000
Costs of Interests repurchased                                        --        (4,879,373)       (4,879,373)
                                                            ------------      ------------      ------------
             Net decrease in members' capital
             from capital transactions                                --        (1,916,373)       (1,916,373)
                                                            ------------      ------------      ------------
MEMBERS' CAPITAL
Balance at March 31, 2005                                             --        50,215,613        50,215,613
                                                            ------------      ------------      ------------
Balance at September 30, 2005                               $         --      $ 50,507,528      $ 50,507,528
                                                            ============      ============      ============

    The accompanying notes are an integral part of the financial statements.


MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
STATEMENT OF CASH FLOWS (UNAUDITED)
SIX-MONTHS ENDED SEPTEMBER 30, 2005
-------------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets from operations                                          $  2,208,288
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities
    Purchases of investments                                                          (3,000,000)
    Proceeds from the sale of investments                                              4,398,252
    Increase in prepaid investments                                                     (750,000)
    Decrease in receivable from investments sold                                         645,504
    Decrease in dividends receivable                                                         688
    Increase in prepaid expenses                                                         (13,425)
    Increase in management fee payable                                                       266
    Decrease in administration fee payable                                                  (135)
    Decrease in incentive fee payable                                                    (27,407)
    Increase in line of credit payable                                                   750,000
    Decrease in other accrued expenses                                                   (26,717)
    Net change in unrealized appreciation on investments                              (2,715,841)
    Net realized gain on investments                                                    (240,538)
                                                                                    ------------
             Net cash provided by operating activities                                 1,228,935
                                                                                    ------------
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contributions                                                                  2,105,000
Capital withdrawals                                                                   (4,879,373)
Increase in note payable for tender offer                                                 87,573
                                                                                    ------------
             Net cash used in financing activities                                    (2,686,800)
                                                                                    ------------
             Net decrease in cash and cash equivalents                                (1,457,865)
CASH AND CASH EQUIVALENTS *
Beginning of period                                                                    1,965,780
                                                                                    ------------
End of period                                                                       $    507,915
                                                                                    ============

* Includes restricted cash

    The accompanying notes are an integral part of the financial statements.


MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------

                                                         SIX-MONTHS
                                                            ENDED            YEAR           YEAR          DECEMBER
                                                          SEPTEMBER         ENDED          ENDED         30, 2002*-
                                                          30, 2005         MARCH 31,      MARCH 31,       MARCH 31,
TOTAL RETURN                                             (UNAUDITED)         2005           2004            2003
                                                         -----------       ---------      ---------      ----------
Total return before incentive fee (1)                         5.02%(4)         5.96%         11.67%          0.94%(4)
Incentive fee                                                (0.49)           (0.57)         (1.13)         (0.09)
                                                          --------         --------       --------       --------
          Total return after incentive fee (1)                4.53%(4)         5.39%         10.54%          0.85%(4)
                                                          ========         ========       ========       ========
Net assets, end of year (000's)                           $ 50,508         $ 50,216       $ 49,360       $ 25,313
RATIOS TO AVERAGE NET ASSETS
Net investment loss ratio
   Net investment loss, before waivers                       (3.71)%(3)       (3.51)%        (4.01)%        (4.58)%(3)
   Net investment loss, net of waivers                       (2.97)%(3)       (2.76)%        (3.23)%        (3.82)%(3)
Expense ratio before incentive fee
   Operating expenses, before waivers (2)                     2.84%(3)         2.99%          3.02%          4.22%(3)
   Operating expenses, net of waivers (2)                     2.10%(3)         2.24%          2.24%          3.47%(3)
Expense ratio, net of waivers after incentive fee
   Expense ratio, net of waivers                              2.10%(3)         2.24%          2.24%          3.47%(3)
   Incentive fee                                              0.97%(3)         0.56%          1.03%          0.37%(3)
                                                          --------         --------       --------       --------
     Expense ratio, net of waivers after incentive fee        3.07%(3)         2.80%          3.27%          3.84%(3)
                                                          ========         ========       ========       ========
Portfolio turnover rate                                       6.10%(4)        49.95%          9.28%          0.00%(4)

*     Commencement of investment operations.

(1) Total return is calculated for all the limited interest members taken as a whole. An individual limited interest member's return may vary from these returns based on the timing of capital transactions.

(2) Does not include expenses of the Investment Funds in which the Fund invests. The expense ratio (expense and incentive fee ratio) is calculated for the limited interest members taken as a whole. The computation of such ratios based on the amount of expenses and incentive fee assessed to an individual limited interest member's capital may vary from these ratios based on the timing of capital transactions.

(3)   Annualized.

(4)   Not annualized.

    The accompanying notes are an integral part of the financial statements.

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

1.    ORGANIZATION

      Mercantile Alternative Strategies Fund LLC (the "Fund") is a limited liability company organized under the laws of the state of Delaware and registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified, investment management company.

      The Fund seeks attractive risk adjusted rate of returns with a risk profile that is significantly lower than that of traditional "long only" small cap market exposure. The Fund achieves its goal principally through investing substantially all of its assets in privately placed investment vehicles, typically referred to as hedge funds ("Investment Funds") managed by third-party investment managers ("Investment Managers") who employ a variety of alternative investment strategies with a small-cap and micro-cap focus. These investment strategies allow Investment Managers the flexibility to leverage, short-sell and hedge positions to take advantage of perceived inefficiencies across the global capital markets, and are referred to as "alternative investment strategies" in contrast to the investment programs of "traditional" registered investment companies, such as mutual funds. The asset-based fees of the Investment Managers are generally expected to range from 1% to 2% annually of the net assets under their management and the performance or incentive allocations to the Investment Managers are generally expected to range from 0% to 30% of net profits annually. The Fund commenced investment operations on December 30, 2002.

      The Fund's Board of Directors (the "Board") has overall responsibility to manage and control the business operations of the Fund on behalf of the members. At least a majority of the Board is and will be persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Fund.

      Mercantile Capital Advisors, Inc. ("MCA" or the "Managing Member") serves as the investment manager of the Fund subject to the ultimate supervision of and any policies established by the Board, pursuant to the terms of an investment management agreement with the Fund. MCA provides the Fund with ongoing investment guidance, policy direction, and monitoring of the Fund.

      MCA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. MCA is a wholly owned subsidiary of Mercantile Safe Deposit & Trust Company ("MSD&T") which is a wholly owned subsidiary of Mercantile Bankshares Corporation ("MBC"), a financial holding company. At September 30, 2005, MBC had a capital balance in the Fund of $23,307,890.

      Initial and additional subscriptions for limited liability company interests ("Interests") by eligible members are generally accepted at the beginning of each calendar quarter, unless otherwise determined at the discretion of the Managing Member. The Fund reserves the right to reject any subscriptions for Interests in the Fund. The Fund from time to time may offer to repurchase outstanding Interests pursuant to written tenders by members. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and absolute discretion.

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

      The Fund began making offers to repurchase Interests (or portions of them) from members as of December 29, 2003 and anticipates doing so semi-annually thereafter.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the U.S. The following is a summary of the significant accounting policies followed by the Fund:

      A.    PORTFOLIO VALUATION

            The net asset value of the Fund is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

            Investments in Investment Funds are presented in the accompanying financial statements at fair value. Fair value as of each month-end ordinarily will be the value determined as of such month-end for each Investment Fund in accordance with the Investment Fund's valuation policies and reported at the time of the Fund's valuation. As a general matter, the fair value of the Fund's interest in an Investment Fund will represent the amount that the Fund could reasonably expect to receive from an Investment Fund if the Fund's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the unlikely event that an Investment Fund does not report a month-end value to the Fund on a timely basis, the Fund would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well as any other relevant information available at such time.

            Investments in mutual funds are valued at the closing net asset value per share on the date of valuation.

            Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

      B.    INCOME RECOGNITION AND SECURITY TRANSACTIONS

            Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Investment Fund.

            Distributions from Investment Funds, if any, will be classified as investment income or realized gains in the Statement of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics of a distribution from an Investment Fund are not available, such distribution will be classified as investment income.

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

      C.    FUND EXPENSES

            The Fund will bear all expenses incurred in its business other than those that MCA assumes. The expenses of the Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; due diligence, including travel and related expenses; expenses of meetings of the Board and members; all costs with respect to communications to members; and other types of expenses as may be approved by the Board.

      D.    INCOME TAXES

            The Fund intends to be treated as a partnership for Federal income tax purposes. Each member is responsible for the tax liability or benefit relating to their distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

      E.    DISTRIBUTION POLICY

            The Fund has no present intention of making periodic distributions of its net investment income or capital gains, if any, to members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

      F.    CASH AND CASH EQUIVALENTS

            The Fund treats all highly liquid financial instruments that mature within three months as cash equivalents. At September 30, 2005, cash and cash equivalents consist of an investment in a money market fund.

      G.    CAPITAL ACCOUNTS

            Net profits or net losses of the Fund for each fiscal period will be allocated to the capital accounts of members as of the last day of each fiscal period in accordance with members' respective investment percentages of the Fund. Net profits or net losses will be measured as the net change in the value of the net assets of the Fund during a fiscal period, before giving effect to any repurchases of interest in the Fund, and excluding the amount of any items to be allocated to the capital accounts of the members of the Fund, other than in accordance with the members' respective investment percentages.

      H.    RESTRICTED CASH

            The Fund holds restricted cash which serves as collateral for the note payable for tender offer.

      I.    USE OF ESTIMATES

            The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. requires MCA to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. MCA believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however actual results could differ from these estimates.

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

3.    MANAGEMENT FEE, INCENTIVE FEE, RELATED PARTY TRANSACTIONS AND OTHER

      The Fund pays MCA a quarterly management fee at the annual rate of 1.25% of the net asset value of the Fund as of the last day of the quarter including assets attributable to MCA and before giving effect to any repurchases by the Fund. In addition to the management fee, MCA is paid an annual incentive fee, payable at the fiscal year-end equal to 10% of the excess, if any, of the net profits allocated to each member's capital account in excess of any net losses, subject to a loss carryforward amount.

      MCA has entered into an investment advisory agreement with Robeco-Sage Capital Management, LLC (the "Advisor"), to advise the Fund. The Advisor is responsible for providing day-to-day investment management services to the Fund. In consideration for such services, MCA pays the Advisor half of the management and incentive fees earned from the Fund.

      The Fund has also retained MCA to serve as the administrator to the Fund. The Fund will pay MCA an administration fee at the annual rate equal to 0.70% of the Fund's month end net assets, including assets attributable to MCA and before giving effect to any repurchases by the Fund. MCA currently has voluntarily agreed to waive .50% of the administration fee to the extent of the company's net assets. MCA has engaged SEI Investments Global Fund Services ("SEI") to serve as the Fund's sub-administrator. SEI provides administrative, accounting, and investor services to the Fund as well as serving in the capacity of transfer and distribution disbursing agent for the Fund. As compensation for services provided MCA will pay SEI a fee pursuant to a written agreement between MCA and SEI.

      The Fund has entered into a Member Servicing Agreement with MCA, whereby MCA may perform or enter into service arrangements pursuant to which an investor service provider, such as an investment adviser or other financial intermediaries ("Member Service Providers"), perform investor services for its customers who are members of the Fund. The Fund will pay a fee to MCA to reimburse MCA for such services or payments made to Member Service Providers. This fee is expected to be paid monthly at an annualized rate of up to 0.25% of the net asset value held by members that receive services from a Member Service Provider, determined as of the last day of the calendar month (before any capital account withdrawals or Incentive Fee). Currently, MCA is waiving all member servicing fees.

      SEI Private Trust Company acts as custodian (the "Custodian") for the Fund's assets. In consideration for such services, the Fund will pay the Custodian a monthly fee based on month-end net assets, at an annual rate of up to 0.01%. Each Board member receives an annual retainer of $6,500 plus a fee for each meeting attended. The chairman of the Board also receives an additional annual fee of $3,333. The Fund also reimburses the Board members for all reasonable out of pocket expenses. Total amounts incurred related to Board meetings by the Fund for the six months ended September 30, 2005 were $40,436.

4.    CONCENTRATION OF RISK

      The Fund invests primarily in Investment Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques that may involve significant risks. These Investment Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Investment Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Investment Funds' net asset value.

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------



      Various risks are also associated with an investment in the Fund, including risks relating to the multi-manager structure of the Fund, risks relating to compensation arrangements and risks relating to the limited liquidity of Interests.

      In the normal course of business the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

5.    INVESTMENT TRANSACTIONS

      For the six-months ended September 30, 2005, purchases and sales of investments (excluding short-term securities) were $3,000,000 and $4,398,252, respectively.

6.    TENDER OFFERS

      On March 1, 2005, the Fund offered to purchase for cash an amount of Interests or portions of Interest up to 5% of the net assets of the Fund tendered by members of the Fund at a price equal to the net asset value as of June 30, 2005. For the March 1, 2005 offer, tenders in the amounts of $88,718, $110,898, $280,241 and $4,400,000 as of the June 30, 2005
      valuation date were received and accepted by the Fund from other limited interest members and MBC, respectively. The Fund paid the initial payment on July 29, 2005; the remaining amount will be paid promptly after completion of the Fund's March 31, 2006 year end audit. These amounts are disclosed on the statement of assets and liabilities as note payable for tender offer.

      On September 1, 2005, the Fund offered to purchase for cash an amount of Interests or portions of Interest up to 5% of the net assets of the Fund tendered by members of the Fund at a price equal to the net asset value at December 31, 2005. Tenders with an estimated value in the amount of $1,125,000 and $504,575 were received and accepted by the Fund from MBC and other limited members, respectively. A Promissory Note has been issued by the Fund entitling the members to an initial payment within 30 days after December 31, 2005; the remaining amount will be paid promptly after completion of the Fund's March 31, 2006 year end audit.

7.    LINE OF CREDIT

      The Fund has established a line of credit with Boston Private Bank & Trust Company, ("Boston Private"). The line of credit may be accessed by the Fund to purchase portfolio securities, to meet repurchase requests, and for cash management purposes. The Fund may borrow the lesser of 20% of its net assets or $10 million. The Fund is not permitted to borrow for any purposes if, immediately after such borrowing, it would have an asset coverage (as defined by the 1940 Act) of less than 300% with respect to indebtedness. Borrowings under the line of credit bear interest at a variable rate equal to the Boston Private lending rate plus one percent. The Fund will pay a facility fee to Boston Private equal to one quarter of one percent of the amount of the facility. During the six-months ended September 30, 2005, the Fund had average borrowings of $750,000 over a period of three days at an average interest rate of 7.750%.

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------



8.    CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      The Board of Directors (Board) has selected Deloitte & Touche LLP (Deloitte & Touche) to serve as the Fund's independent registered public accounting firm for the Fund's fiscal year ending March 31, 2006. The decision to select Deloitte & Touche was approved by the Board in August 2005. The selection of Deloitte & Touche does not reflect any disagreements with or dissatisfaction by the Fund or the Board with the performance of the Fund's prior auditor. For more information see the Report of Special Meeting of Members on the following pages.

9.    SUBSEQUENT EVENT

      Effective October 25, 2005, the Fund paid the aforementioned borrowing (Note 7) in full.

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
LIQUIDITY OF INVESTMENT FUNDS (UNAUDITED)
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

The Investment Funds provide for periodic redemptions ranging from monthly to annual with lock up provisions of up to one year from initial investment.

INVESTMENT FUNDS                                                LIQUIDITY
  Amici Qualified Associates, L.P.                              Quarterly
  Bridgewater Pure Alpha Fund I, L.P.                            Monthly
  CCM Small Cap Value Fund, L.P.                                Quarterly
  Centaurus Alpha Fund, L.P.                                     Monthly
  Clovis Capital Partners Institutional, L.P.                   Quarterly
  Cohanzick High Yield Partners, L.P.                           Quarterly
  Criterion Institutional Partners                              Quarterly
  Delta Institutional, L.P.                                     Quarterly
  Drake Absolute Return Fund, L.P.                              Quarterly
  Fir Tree Value Fund, L.P.                                      2 year
  Front Point Value Discovery Fund                              Quarterly
  Grossman Global Macro Hedge Fund                              Quarterly
  KBW Small Cap Financial Services, L.P.                      Semi-annually
  LC Capital Partners, L.P.                                     Quarterly
  Mercury Special Situations Fund                               Quarterly
  Newcastle Partners, L.P.                                      Quarterly
  Pennant Winward Fund, L.P.                                    Quarterly
  Perry Partners, L.P.                                          Annually
  Rosehill Japan Fund, L.P.                                     Quarterly
  Rosehill Saisei Fund, L.P.                                    Annually
  Savannah Baltimore, L.P.                                      Quarterly
  SEG Partners                                                  Annually
  Spring Point Opportunity Fund, L.P.                           Annually
  Tracer Capital Partners QP, L.P.                              Quarterly
  Triatto Partners QP, L.P.                                      Monthly
  Walker Smith Capital, L.P.                                    Quarterly
  Wexford Spectrum, L.P.                                        Quarterly

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
REPORT OF SPECIAL MEETING OF MEMBERS (UNAUDITED)
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

Below are the results from a special meeting of members held October 7, 2005.

PROPOSAL NO. 1 -  The election of a Board of six (6) Directors to each Company.

      o 89.72% of ownership interests of the Company voted for the proposal, 0% of ownership interests voted against and 0% of ownership interests abstained from voting.

PROPOSAL NO. 2 -  The approval of the conversion of each Company into a feeder fund as part of the proposed master-feeder structure and the modification of the fundamental investment restrictions and investment objective of each Company to permit the implementation of the proposed master-feeder structure.

      o 89.56% of ownership interests of the Company voted for the proposal, 0% of ownership interests voted against and 0.16% of ownership interests abstained from voting.

PROPOSAL NO. 3 -  The approval of the reclassification of the investment objective of each Company as non-fundamental.

      o 89.56% of ownership interests of the Company voted for the proposal, 0% of ownership interests voted against and 0.16% of ownership interests abstained from voting.

PROPOSAL NO. 4 -  The approval of the appointment of Deloitte & Touche LLP as independent accountant for each Company.

      o 89.56% of ownership interests of the Company voted for the proposal, 0% of ownership interests voted against and 0.16% of ownership interests abstained from voting.

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
OTHER INFORMATION (UNAUDITED)
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS DISCLOSURE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's web site at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-551-2145; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

INVESTMENT MANAGER AND ADMINISTRATOR
Mercantile Capital Advisors, Inc.
Two Hopkins Plaza
Baltimore, Maryland  21201

SUB-ADMINISTRATOR
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania  19456

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Dr.
Chicago, Illinois 60606

LEGAL COUNSEL
Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

This report is for members' information only.

ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) At the date of filing this Form N-CSR, there were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       Mercantile Alternative Strategies Fund, LLC


By (Signature and Title)*                   /s/ Kevin A. McCreadie
                                            ----------------------
                                            Kevin A. McCreadie
                                            Chief Executive Officer
Date: November 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ Kevin A. McCreadie
                                            -----------------------
                                            Kevin A. McCreadie
                                            Chief Executive Officer
Date: November 29, 2005


By (Signature and Title)*                   /s/ Scott J. Liotta
                                            -------------------
                                            Scott J. Liotta
                                            Chief Financial Officer
Date: November 29, 2005
* Print the name and title of each signing officer under his or her signature.